Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
REVENUES

NOTE 10 - REVENUES

The Company’s revenues are derived primarily from the sale of systems and disposables. Revenues from warranty and services are not material and therefore are included in revenue from systems in the following table.

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023

Systems	1,326	1,363	1,452
Disposables	2,053	1,828	1,503
Exclusive distribution agreement and other services	-	100	274
	3,379	3,291	3,229

For maintenance agreements that provide service beyond the Company’s standard warranty and other service agreements, revenue is recognized over the contract term. A time-based measure of progress appropriately reflects the transfer of services to the customer. Payment terms between the Company and its customers vary by the type of customer and the territory of sale. The term between invoicing and the payment due date is not significant.

Exclusive distribution agreement in China

On June 12, 2022, the Chinese Subsidiary signed an exclusive sales and distribution agreement (the “Distribution Agreement”) for systems and disposables with Shanghai Medtronic Zhikang Medical Devices Co. Ltd. (“Shanghai Medtronic Zhikang”) and Beijing Turing for an initial term of 36 months, with a minimum purchase target of $3.5 million within this term. Pursuant to the Distribution Agreement, the Chinese Subsidiary will sell the Company’s products to Beijing Turing, which will import the Company’s products from Israel to mainland China and resell them to Shanghai Medtronic Zhikang. Shanghai Medtronic Zhikang will be responsible for, among other matters: (i) marketing and promoting the products within mainland China; and (ii) holding professional medical education events for the Company’s products in mainland China. Beijing Turing will be responsible for warehousing, logistics, warranty services, training, and other support and after sale services.

Under the terms of the Distribution Agreement, if Shanghai Medtronic Zhikang meets the accumulated three-year minimum purchase target, it will then have the right to extend the term of the Distribution Agreement for three consecutive years subject to an agreement on a new minimum purchase target. The Distribution Agreement may be terminated in certain circumstances, including in the event of default, material breach or insolvency. Shanghai Medtronic Zhikang did not fulfil its minimum purchase target of $3.5 million by April 30, 2025 and the Distribution Agreement expired. We currently sell our products in China through Beijing Turing.

Furthermore, under the Distribution Agreement’s terms, the Chinese Subsidiary will be responsible for obtaining and maintaining any and all regulatory approvals in mainland China required for marketing, promotion, distribution, sale and use of the Company’s products, issued by mainland China’s National Medical Products Association, its local branches or any other government authorities. The Chinese Subsidiary has already obtained regulatory approvals for the IceSense3 systems and disposable CryoProbes for commercial procedures and filed for a regulatory approval for its ProSense system.

Exclusive distribution agreement in Japan

On August 30, 2019, the Company entered into an exclusive distribution agreement (the “Terumo Agreement”) with Terumo Corporation (“Terumo”), in which Terumo will be appointed as an exclusive distributor of the Company’s products in Japan.

The Terumo Agreement is for a period of five years from the date of the receipt of regulatory approvals for the sale of the Company’s products in Japan, which will be extended automatically for an additional period of five years each, unless either party notifies the other party of its intention to terminate the agreement at least one year prior to the end of the period of the Terumo Agreement (either the initial five year period or any of the renewal periods). The Terumo Agreement can be canceled in certain circumstances. Pursuant to the Terumo Agreement, Terumo will be responsible and will bear the costs of performing the activities that are required, including clinical research, insofar as they may be required, for the purpose of receiving the regulatory approvals in Japan.

As of December 31, 2025, the Company believes that Terumo will submit a request for regulatory approval in the second half of 2026.

In addition, milestones have been set, for which, if met, the Company will receive the following amounts (that were identified by the Company as variable consideration):

(1)	$250 will be paid to the Company upon the submission of an application for regulatory approval for the products in Japan;

(2)	$250 will be paid to the Company upon the receipt of regulatory approval in Japan; and

(3)	$500 will be paid to the Company upon the receipt of approval for medical reimbursement for the procedure in Japan

A total amount of $4,250 was allocated to the identified performance obligations as follows:

Systems and disposables – $866 were allocated based on the sale price of these products to similar customers in similar contracts.

Submission of an application for regulatory approval – $250 were allocated based on a standalone selling price of the submission fee.

Assistance in obtaining the regulatory approval – $3,134 were allocated based on the residual approach since the Company has not yet established a price for this service and has not sold it on a standalone basis.

The Company recognizes revenues from sales of systems and disposables when the control is transferred to Terumo and recognizes revenue from assistance in obtaining the regulatory approval over the estimated period as evaluated by the Company.

As of December 31, 2025, the total amount of revenue recognized from this agreement is $4,000.